Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 572,825	R$ 227,464
PIS/COFINS – on acquisitions of property, plant and equipment (1)	76,007	187,126
PIS/COFINS – operations	707,848	789,667
PIS/COFINS – exclusions from ICMS (2)	343,981	405,407
ICMS – on acquisitions of property, plant and equipment (3)	469,771	471,825
ICMS – operations (4)	1,807,873	1,654,162
Reintegra program (5)	75,234	70,610
Other taxes and contributions	133,407	64,444
Provision for loss on ICMS credits (6)	(1,733,630)	(1,581,961)	R$ (1,452,435)
Tax Assets	2,453,316	2,288,744
Recoverable taxes	1,488,160	1,109,619
Recoverable taxes	R$ 965,156	R$ 1,179,125